CAPITAL STOCK - Schedule of Share-based Compensation, Stock Options, Activity (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares $ / shares shares	Dec. 31, 2023 $ / shares shares
Stockholders' Equity Note [Abstract]
Number of Options, Outstanding, beginning of year | shares	2,648,500	2,648,500	2,586,000	2,586,000
Weighted Average Exercise Price, Outstanding, beginning of year | $ / shares		$ 0.39		$ 0.37
Number of Options, Granted | shares	275,000	275,000	62,500	62,500
Weighted Average Exercise Price, Granted | $ / shares		$ 1.3		$ 0.92
Number of Options, Exercised | shares	0	0	0	0
Weighted Average Exercise Price, Exercised | $ / shares		$ 0		$ 0
Number of Options, Cancelled/Expired | shares	0	0	0	0
Weighted Average Exercise Price, Cancelled/Expired | $ / shares	$ 0		$ 0
Number of Options, Outstanding end of year | shares	2,923,500	2,923,500	2,648,500	2,648,500
Weighted Average Exercise Price, Outstanding end of year | $ / shares		$ 0.41		$ 0.39
Number of Options, Exercisable end of year | shares	2,923,500	2,923,500	2,648,500	2,648,500
Weighted Average Exercise Price, Exercisable end of year | $ / shares	$ 0.41	$ 0.41	$ 0.39	$ 0.39